Inventories (Detail) - USD ($) $ in Millions	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013
Inventory, LIFO, Net [Abstract]
Raw Materials	$ 51.3	$ 48.4	$ 48.4	$ 40.2
Work in process	54.9	47.7	47.7	64.8
Finished goods	157.6	157.8	157.8	148.7
Supplies and other	0.0	0.0	0.0	0.0
Inventory, gross	263.8	253.9	253.9	253.7
Excess of FIFO or weighted-average cost over LIFO cost	(20.9)	(21.7)	(21.7)	(26.8)
Inventories, net	242.9	232.2	232.2	226.9
Inventory, Non-LIFO, Net [Abstract]
Raw Materials	0.7	1.3	1.3	2.4
Work in process	0.5	0.3	0.3	0.4
Finished goods	36.9	37.5	37.5	42.3
Supplies and other	12.0	11.8	11.8	13.6
Inventory, gross	50.1	50.9	50.9	58.7
Excess of FIFO or weighted-average cost over LIFO cost	0.0		0.0
Inventories, net	50.1	50.9	50.9	58.7
Inventory, Net [Abstract]
Raw Materials	52.0	49.7	49.7	42.6
Work in process	55.4	48.0	48.0	65.2
Finished goods	194.5	195.3	195.3	191.0
Supplies and other	12.0	11.8	11.8	13.6
Inventory, gross	313.9	304.8	304.8	312.4
Excess of FIFO or weighted-average cost over LIFO cost	(20.9)	(21.7)	(21.7)	(26.8)
Inventories, net	$ 293.0	$ 283.1	$ 283.1	$ 285.6